Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Tax-Free High Yield Fund, Inc.
Prospectus Date	rr_ProspectusDate	Jul. 01, 2019
T. Rowe Price Tax-Free High Yield Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. ROWE PRICE Tax-Free High Yield Fund Investor Class I Class Advisor Class SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term low- to upper-medium-grade municipal securities.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 12.8% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.80%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that an expense limitation arrangement currently in place is not renewed; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Although the fund may purchase securities of any maturity, the fund invests primarily in longer-term municipal securities. The fund generally seeks higher-yielding municipal bonds, including those that are rated noninvestment grade (BB and lower, or an equivalent rating) by a major credit rating agency or by T. Rowe Price, known as “junk” bonds.

T. Rowe Price’s active investment management approach emphasizes the value of in-depth fundamental credit research, diversification, and risk management practices. By using fundamental research, T. Rowe Price seeks to select investments for the fund’s portfolio based on its outlook for the different sectors of the tax-free municipal market (for example, T. Rowe Price may emphasize revenue bonds instead of state and local general obligation debt) and specific issuers or securities. The goal of this approach is to seek higher yields while taking a risk-conscious approach. Risk management practices include managing the fund’s duration (which is a measurement of the price sensitivity of a bond or bond fund to changes in interest rates), while also focusing on striking a balance between (i) investing more heavily in certain sectors or issuers and (ii) diversifying the fund’s investments across the broader municipal market.

Normally, at least 80% of the fund’s income will be exempt from federal income taxes. However, up to 20% of the fund’s income could be derived from securities subject to the alternative minimum tax.

		From time to time, the fund may invest a significant portion of its assets in sectors with special risks, such as health care, transportation, utilities, or private activity bonds. The fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or overall credit quality, or to shift assets into and out of higher- or lower-yielding securities or certain sectors.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risks The investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. The fund could underperform other funds with a similar benchmark or similar objectives and investment strategies if the fund’s overall investment selections or strategies fail to produce the intended results.

Market risks The value of investments owned by the fund may go up or down, sometimes rapidly or unexpectedly, due to factors affecting the overall markets, or particular industries or sectors.

Credit risks An issuer of a debt instrument could suffer an adverse change in financial condition that results in a payment default (failure to make scheduled interest or principal payments), rating downgrade, or inability to meet a financial obligation. Economic downturns often result in reduced levels of taxes collected and revenues earned for municipalities and a municipal government’s pension or health care related obligations to its employees may exceed its available assets or income. These conditions can lessen the financial strength of a municipality and increase the credit risk of the securities it issues.

Junk investing risks The fund is exposed to much greater credit risk than most other municipal bond funds because of its focus on below investment-grade “junk” bonds. Municipalities issuing “junk” bonds are usually not as strong financially and are more likely to suffer an adverse change in financial condition. As a result, “junk” bonds carry a higher risk of default and should be considered speculative.

Interest rate risks The prices of, and the income generated by, debt instruments held by the fund may be affected by changes in interest rates. A rise in interest rates typically causes the price of a fixed rate debt instrument to fall and its yield to rise. Conversely, a decline in interest rates typically causes the price of a fixed rate debt instrument to rise and the yield to fall. Generally, funds with longer weighted average maturities and durations carry greater interest rate risk. In recent years, the U.S. and many global markets have experienced historically low interest rates. However, interest rates have begun to rise and may continue doing so, increasing the exposure of bond investors such as the fund to the risks associated with rising interest rates.

While a rise in interest rates is the principal source of interest rate risk for bond funds, falling rates bring the possibility that a bond may be “called,” or redeemed before maturity, and that the proceeds may be reinvested in lower-yielding securities.

Municipal securities risks The fund may be highly impacted by events tied to the overall municipal securities markets, which can be very volatile and significantly affected by unfavorable legislative or political developments and adverse changes in the financial conditions of municipal securities issuers and the global, national, and/or local economies. Income from municipal securities held by the fund could become taxable because of changes in tax laws or interpretations by taxing authorities, or noncompliant conduct of a state municipality. Other changes in tax laws, including recent changes to individual or corporate tax rates, could alter the attractiveness and overall demand for municipal bonds. In addition, a portion of the fund’s otherwise tax-exempt dividends may be taxable to those shareholders subject to the federal alternative minimum tax.

Certain sectors of the municipal bond market have special risks and could be affected by certain developments more significantly than the market as a whole. For example: health care can be negatively impacted by rising expenses and dependency on third party reimbursements; transportation can be negatively impacted by declining revenues or unexpectedly high construction or fuel costs; utilities are subject to governmental rate regulation; and private activity bonds (including industrial development bonds) rely on project revenues and the creditworthiness of the corporate user as opposed to governmental support. Investing significantly in municipal obligations backed by revenues of similar types of industries or projects may make the fund more susceptible to developments affecting those industries and projects.

		Liquidity risks The fund may not be able to meet redemption requests without significantly diluting the remaining shareholders’ interests in the fund. In addition, the fund may not be able to sell a holding in a timely manner at a desired price. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. The secondary market for certain municipal bonds tends to be less developed and have lower overall liquidity than many other bond markets. Markets with lower overall liquidity could lead to greater price volatility and limit the fund’s ability to sell a holding at a suitable price.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

		The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the fund. The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses. The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund, if applicable.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	TAX-FREE HIGH YIELD FUND Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	9/30/09	13.13%	Worst Quarter	12/31/10	-4.89%
		The fund’s return for the three months ended 3/31/19 was 3.22%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2018
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Investor Class and will differ for other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund, if applicable.

		In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA. After-tax returns are shown only for the Investor Class and will differ for other share classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com.
T. Rowe Price Tax-Free High Yield Fund, Inc. | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	$ 20	[1]
Management fees	rr_ManagementFeesOverAssets	0.59%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.13%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.72%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2],[3]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.62%	[2],[3]
1 year	rr_ExpenseExampleYear01	$ 63
3 years	rr_ExpenseExampleYear03	210
5 years	rr_ExpenseExampleYear05	380
10 years	rr_ExpenseExampleYear10	$ 875
2009	rr_AnnualReturn2009	31.41%
2010	rr_AnnualReturn2010	3.91%
2011	rr_AnnualReturn2011	10.97%
2012	rr_AnnualReturn2012	13.65%
2013	rr_AnnualReturn2013	(4.51%)
2014	rr_AnnualReturn2014	14.99%
2015	rr_AnnualReturn2015	3.85%
2016	rr_AnnualReturn2016	1.38%
2017	rr_AnnualReturn2017	7.30%
2018	rr_AnnualReturn2018	0.65%
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund’s return for the three months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.22%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.89%)
1 Year	rr_AverageAnnualReturnYear01	0.65%
5 Years	rr_AverageAnnualReturnYear05	5.51%
10 Years	rr_AverageAnnualReturnYear10	7.95%
Since inception	rr_AverageAnnualReturnSinceInception
Inception date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 1985
T. Rowe Price Tax-Free High Yield Fund, Inc. | I Class
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee
Management fees	rr_ManagementFeesOverAssets	0.59%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.61%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2],[3]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.51%	[2],[3]
1 year	rr_ExpenseExampleYear01	$ 52
3 years	rr_ExpenseExampleYear03	175
5 years	rr_ExpenseExampleYear05	320
10 years	rr_ExpenseExampleYear10	$ 743
1 Year	rr_AverageAnnualReturnYear01	0.76%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since inception	rr_AverageAnnualReturnSinceInception	4.04%
Inception date	rr_AverageAnnualReturnInceptionDate	Nov. 29, 2016
T. Rowe Price Tax-Free High Yield Fund, Inc. | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee
Management fees	rr_ManagementFeesOverAssets	0.59%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.18%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.02%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2],[3]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.92%	[2],[3]
1 year	rr_ExpenseExampleYear01	$ 94
3 years	rr_ExpenseExampleYear03	304
5 years	rr_ExpenseExampleYear05	543
10 years	rr_ExpenseExampleYear10	$ 1,229
1 Year	rr_AverageAnnualReturnYear01	0.34%
5 Years	rr_AverageAnnualReturnYear05	5.28%
10 Years	rr_AverageAnnualReturnYear10
Since inception	rr_AverageAnnualReturnSinceInception	3.80%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug. 08, 2012
T. Rowe Price Tax-Free High Yield Fund, Inc. | Returns after taxes on distributions | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.64%
5 Years	rr_AverageAnnualReturnYear05	5.50%
10 Years	rr_AverageAnnualReturnYear10	7.94%
Since inception	rr_AverageAnnualReturnSinceInception
Inception date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 1985
T. Rowe Price Tax-Free High Yield Fund, Inc. | Returns after taxes on distributions and sale of fund shares | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.87%
5 Years	rr_AverageAnnualReturnYear05	5.21%
10 Years	rr_AverageAnnualReturnYear10	7.45%
Since inception	rr_AverageAnnualReturnSinceInception
Inception date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 1985
T. Rowe Price Tax-Free High Yield Fund, Inc. | Bloomberg Barclays 65% High-Grade/35% High-Yield Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.49%
5 Years	rr_AverageAnnualReturnYear05	4.77%
10 Years	rr_AverageAnnualReturnYear10	6.34%
T. Rowe Price Tax-Free High Yield Fund, Inc. | Bloomberg Barclays 65% High-Grade/35% High-Yield Index (reflects no deduction for fees, expenses, or taxes) | I Class
Risk/Return:	rr_RiskReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	4.88%	[4]
Inception date	rr_AverageAnnualReturnInceptionDate	Nov. 29, 2016
T. Rowe Price Tax-Free High Yield Fund, Inc. | Bloomberg Barclays 65% High-Grade/35% High-Yield Index (reflects no deduction for fees, expenses, or taxes) | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	3.58%	[5]
Inception date	rr_AverageAnnualReturnInceptionDate	Aug. 08, 2012
T. Rowe Price Tax-Free High Yield Fund, Inc. | Lipper High Yield Municipal Debt Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.74%
5 Years	rr_AverageAnnualReturnYear05	5.67%
10 Years	rr_AverageAnnualReturnYear10	7.70%
T. Rowe Price Tax-Free High Yield Fund, Inc. | Lipper High Yield Municipal Debt Funds Average | I Class
Risk/Return:	rr_RiskReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	4.85%	[6]
Inception date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2016
T. Rowe Price Tax-Free High Yield Fund, Inc. | Lipper High Yield Municipal Debt Funds Average | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	3.91%	[7]
Inception date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2012

[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
[2]	T. Rowe Price Associates, Inc., has contractually agreed (at least through June 30, 2021) to waive a portion of its management fees in order to limit the fund’s management fees to 0.49% of the fund’s average daily net assets. Thereafter, this agreement will automatically renew for one-year terms unless terminated by the fund’s Board of Directors. Any fees waived under this agreement are not subject to reimbursement to T. Rowe Price Associates, Inc., by the fund.
[3]	Restated to reflect current fees.
[4]	Return since 11/29/16.
[5]	Return since 8/8/12.
[6]	Return since 11/30/16.
[7]	Return since 7/31/12.